Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 7,182	$ 6,912
Foreign exchange gains (losses) on:
Translation of foreign operations	2,350	(514)
Net investment hedges	(415)	100
Available-for-sale financial securities:
Unrealized gains (losses) arising during the year	(7,608)	(980)
Reclassification of net realized (gains) losses and impairments to net income	288	(13)
Cash flow hedges:
Unrealized gains (losses) arising during the year	161	77
Reclassification of realized gains (losses) to net income	3	(4)
Share of other comprehensive income (losses) of associates	(5)	(1)
Total items that may be subsequently reclassified to net income	(5,226)	(1,335)
Items that will not be reclassified to net income:
Change in actuarial gains (losses) on pension and other post-employment plans	17	199
Real estate revaluation reserve	(1)	(11)
Total items that will not be reclassified to net income	16	188
Other comprehensive income (loss), net of tax	(5,210)	(1,147)
Total comprehensive income (loss), net of tax	1,972	5,765
Total comprehensive income (loss) attributed to:
Non-controlling interests	(4)	252
Participating policyholders	(113)	(449)
Shareholders and other equity holders	2,089	5,962
Income tax expense (recovery) on:
Unrealized gains (losses) on available-for-sale financial securities	(1,254)	(181)
Reclassification of net realized (gains) losses and impairments to net income on available-for-sale financial securities	30	21
Unrealized gains (losses) on cash flow hedges	55	15
Reclassification of realized gains (losses) to net income on cash flow hedges	1	(1)
Unrealized foreign exchange gains (losses) on translation of foreign operations	2
Unrealized foreign exchange gains (losses) on net investment hedges	(29)	21
Share of other comprehensive income (loss) of associates	(1)
Change in actuarial gains (losses) on pension and other post-employment plans	9	61
Real estate revaluation reserve	1
Total income tax expense (recovery)	$ (1,186)	$ (64)